Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of various components of lease costs

($ in millions)
For the year ended December 31:	2020	2019
Finance lease cost	$91	$30
Operating lease cost	1,581	1,645
Short-term lease cost	38	38
Variable lease cost	480	534
Sublease income	(31)	(24)
Total lease cost	$2,158	$2,223

Schedule of supplemental information relating to the cash flows arising from lease transactions

($ in millions)
For the year ended December 31:	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$10	$8
Financing cash outflows from finance leases	85	22
Operating cash outflows from operating leases	1,566	1,541
ROU assets obtained in exchange for new finance lease liabilities	176	209	*
ROU assets obtained in exchange for new operating lease liabilities	1,130	6,481	*

*

Includes opening balance additions as a result of the adoption of the new lease guidance effective January 1, 2019. The post adoption addition of leases for the year ended December 31, 2019 was $1,679 million for operating leases and immaterial for finance leases.

Schedule of weighted-average lease terms and discount rates

At December 31:	2020		2019
Finance leases
Weighted-average remaining lease term	3.9	yrs.	4.8	yrs.
Weighted-average discount rate	1.28%		1.62%
Operating leases
Weighted-average remaining lease term	5.0	yrs.	5.4	yrs.
Weighted-average discount rate	3.06%		3.03%

Schedule of expected undiscounted cash out flows for operating and finance leases

($ in millions)
							Imputed
	2021	2022	2023	2024	2025	Thereafter	Interest	*	Total	**
Finance leases	$106	$90	$62	$33	$16	$36	$(47)		$296
Operating leases	1,468	1,186	885	683	405	638	(334)		4,930

*	Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
**

The company entered into lease agreements for certain facilities and equipment with payments totaling approximately $376 million that have not yet commenced as of December 31, 2020, and therefore are not included in this table.

Schedule of finance lease right of use assets and liability

($ in millions)
At December 31:	2020	2019
ROU Assets—Property, plant and equipment	$282	$187
Lease Liabilities
Short-term debt	97	52
Long-term debt	199	151

Schedule of amounts included in the Consolidated Income Statement related to lessor activity

($ in millions)
For the year ended December 31:	2020	2019
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$1,357	$1,509
Less: Carrying value of underlying assets*	439	591
Gross profit	917	918
Interest income on lease receivables	249	303
Total sales-type and direct financing lease income	1,166	1,221
Lease income—operating leases	260	324
Variable lease income	115	56
Total lease income	$1,541	$1,601

* Excludes unguaranteed residual value.

Schedule of maturity analysis of the lease payments due to IBM on sales-type and direct financing leases

($ in millions)
	Total
2021	$1,766
2022	1,233
2023	645
2024	275
2025	74
Thereafter	7
Total undiscounted cash flows	$4,001
Present value of lease payments (recognized as financing receivables)	3,666	*
Difference between undiscounted cash flows and discounted cash flows	$335

*

The present value of the lease payments will not equal the financing receivables balances in the Consolidated Balance Sheet, due to certain items including IDCs, allowance for credit losses and residual values, which are included in the financing receivable balance, but are not included in the future lease payments.

Schedule of maturity analysis of the undiscounted lease payments due to IBM on operating leases

($ in millions)
Total
2021	$50
2022	15
2023	2
2024	0
2025	—
Thereafter	—
Total undiscounted cash flows	$67